Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Rental and freight logistics deposits received	$6,160	$4,286
Payables for long-term assets	965	1,326
Government subsidies	1,022	1,070
Contract liabilities	1,629	1,040
Advance from third party (a)	-	7,201
Consideration deposit received from a third party (b)	139	2,824
Others	596	507
Total	$10,511	$18,254
Less: accrued expenses and other current liabilities	(7,673)	(16,258)
Other non-current liabilities	$2,838	$1,996

(a)	On September 26, 2023, the Company entered into a shareholder agreement with a third party. Pursuant to the agreement: (i) the Company will develop the land together with the third party through SF Smart as a project management company. (ii) the third party will obtain 51% equity interest in Pingtan SF for a consideration of approximately $7.2 million (RMB51.0 million). (iii) the third party and the Company will advance approximately $7.2 million (RMB51.0 million) and $6.9 million (RMB49.0 million) to SF Smart, respectively, these advances are due on demand, bearing interest rate at the loan prime for one-year of the People’s Bank of China. As of December 31, 2023, the Company received the advance from this third party in full of approximately $7.2 million (RMB51.0 million) and the consideration deposit of approximately $2.8 million (approximately RMB20.0 million) for the equity interest. On January 12, 2024, the Company received the remaining equity consideration of approximately $4.4 million (RM31.0 million) from the third party. The transaction was completed on March 13, 2024.

(b)	On September 2, 2024, the Company entered into a Memorandum of Understanding with a third party to sell 90% equity interest in Suzhou Shengfeng Logistics Co., Ltd. The Company have received consideration deposit of approximately $0.1 million (RMB1.0 million).